                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

    STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT DATED JAN. 1, 2010*

Fund                                                                    SAI date            Form #
RiverSource Variable Portfolio -- Balanced Fund                       May 1, 2009        S-6466-20 AG
RiverSource Variable Portfolio -- Diversified Equity Income Fund      May 1, 2009        S-6466-20 AG
RiverSource Variable Portfolio -- Mid Cap Value Fund                  May 1, 2009        S-6466-20 AG
Threadneedle Variable Portfolio -- International Opportunity Fund     May 1, 2009        S-6466-20 AG


For Threadneedle Variable Portfolio -- International Opportunity Fund, Table 5. Brokerage Directed for Research and Turnover Rates, has been revised as follows:

                                                 BROKERAGE DIRECTED FOR RESEARCH*
                                            -----------------------------------------
                                              AMOUNT OF         AMOUNT OF COMMISSIONS
                                            TRANSACTIONS           IMPUTED OR PAID            TURNOVER RATES
                                            ------------        ---------------------        ----------------
FUND                                            2008                     2008                2008        2007
-------------------------------------------------------------------------------------------------------------
International Opportunity                      $11,515                  $5,112                61%         94%
-------------------------------------------------------------------------------------------------------------



The rest of this section remains the same.

For RiverSource Variable Portfolio -- Balanced Fund, RiverSource Variable Portfolio -- Diversified Equity Income Fund and RiverSource Variable Portfolio -- Mid Cap Value Fund, effective Jan. 1, 2010 Table 16. Portfolio Managers, has been revised as follows:


                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Balanced             Steve Schroll        15 RICs              $11.47 billion
                     --------------------
                     Laton Spahr          2 PIVs               $36.92 million  9 RICs ($11.07 B)  None          (1)         (1)
                     --------------------
                     Paul Stocking        10 other accounts(e) $368.73 million
                     --------------------------------------------------------------------------------------------------------------
                     Tom Murphy           8 RICs               $8.66 billion   2 RICs ($720.73 M)
                                          2 PIVs               $818.82 million
                                          14 other accounts    $10.05 billion
                     ----------------------------------------------------------------------------
                     Scott Schroepfer     11 RICs              $11.04 billion  2 RICs ($720.73 M) None          (1)        (12)
                     ----------------------------------------------------------------------------
                     Todd White           12 RICs              $10.36 billion  2 RICs ($720.73
                                                                               M);
                                          5 PIVs               $1.66 billion   1 other account
                                          40 other accounts(e) $15.16 billion  $(113.43 M)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity   Steve Schroll        15 RICs              $9.28 billion
Income
                     --------------------
                     Laton Spahr          2 PIVs               $36.92 million  9 RICs ($8.88 B)   None          (1)         (1)
                     --------------------
                     Paul Stocking        10 other accounts(e) $368.73 million
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value        Steve Schroll        15 RICs              $11.80 billion
                     --------------------
                     Laton Spahr          2 PIVs               $36.92 million  9 RICs ($11.4 B)   None          (1)         (1)
                     --------------------
                     Paul Stocking        10 other accounts(e) $368.73 million
-----------------------------------------------------------------------------------------------------------------------------------




The rest of this section remains the same.

* Valid until next update